Unaudited Subsequent Event Post Issuance	12 Months Ended
Mar. 31, 2024
Unaudited Subsequent Event Post Issuance Abstract
Unaudited Subsequent Event Post Issuance
34	Unaudited Subsequent Event Post Issuance

The Company filed a resale registration statement on March 4, 2025, in relation to November Offering, the December Offering and the January/February Offering, to register for resale a total of 6,682,720 shares of Common Stock (or 133,654,397 shares of Common Stock prior to giving effect to the Second Reverse Split) including shares issuable upon exercise of outstanding warrants. The registration statement is still pending and a large number of such Registrable Securities continue to be unregistered. Pursuant to the terms of with registration rights agreement, the investors in these offerings have a claim for breach of contract and for liquidated damages and may claim breach of contract due to the failure relating to the filing and effectiveness of the resale registration statement. These investors are entitled to liquidated damages at a rate of 2% per month of the subscription amount per investor (total subscription amount $8.48 million), payable on the "Event Date" as defined in the registration rights agreements and accruing monthly until the issue is resolved. Liquidated damages began accruing as early as January 13, 2025. In accordance with the agreement, the event that determined the start date for the accrual of these charges was established after the issuance of these condensed consolidated financial information (unaudited). If payments are delayed by seven days, Company must pay 15% annual interest until all dues are cleared.